FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details)	Dec. 31, 2021 USD ($)
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS.
Financial assets	$ 0